Changes in Individual Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes In Level 3 Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Closing balance	$ 42,609,727	$ 42,566,577
Level 3
Changes In Level 3 Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Opening balance	677,875	677,875
Loss on OTTI Impairment included in earnings	(262,437)
Included in other comprehensive income
Closing balance	415,438	677,875
Level 3 | Debt Securities Available for Sale
Changes In Level 3 Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Opening balance	627,875	627,875
Loss on OTTI Impairment included in earnings	(262,437)
Included in other comprehensive income
Closing balance	365,438	627,875
Level 3 | Equity Securities
Changes In Level 3 Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Opening balance	50,000	50,000
Included in other comprehensive income
Closing balance	$ 50,000	$ 50,000